Trade and other payables	12 Months Ended
Dec. 31, 2017
Trade and other payables
Trade and other payables

37.        Trade and other payables

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Trade payables	837,843	781,161	885,438
Advance receipts from customers	65,044	60,157	72,865
Deposit received	54,895	41,324	47,468
Other payable	92,678	57,911	41,995
	1,050,460	940,553	1,047,766

Trade payables are non-interest bearing and are normally settled on 30-dayto 60-day terms.

As of December 31, 2017, 2016 and 2015, trade payables were US$837.8 million, US$781.2 million and US$885.4 million, within which the payables for property, plant and equipment were US$506.7 million, US$483.0 million and US$660.7 million, respectively.

The following is an aged analysis of accounts payable presented based on the invoice date at the end of the reporting period.

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Within 30 days	658,804	630,896	788,936
Between 31 to 60 days	68,358	43,984	36,596
Over 60 days	110,681	106,281	59,906
	837,843	781,161	885,438

An aged analysis of the accounts payable presented based on the due date at the end of the reporting period is as follows:

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current	705,835	659,094	814,553
Overdue:
Within 30 days	46,318	55,394	24,554
Between 31 to 60 days	22,052	7,658	10,458
Over 60 days	63,638	59,015	35,873
	837,843	781,161	885,438